CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 1,559,458	$ 1,028,746	$ 4,038,048	$ 3,154,547
Cost of goods sold	1,096,951	642,004	2,556,130	2,380,823
Gross profit	462,507	386,742	1,481,918	773,724
Research and development expenses, net	100,798	118,427	456,377	464,162
Selling, general and administrative expenses	660,489	296,584	1,374,160	1,313,478
Gain on sale of assets			0	(1,515)
Total operating expenses	761,287	415,011	1,830,537	1,776,125
Operating loss	(298,780)	(28,269)	(348,619)	(1,002,401)
Interest expense	(505)	(516)	(1,859)	(3,144)
Loss before provision for income taxes	(299,285)	(28,785)	(350,478)	(1,005,545)
Provision for income taxes			912	912
Net loss	$ (299,285)	$ (28,785)	$ (351,390)	$ (1,006,457)
Loss per share: Basic and fully diluted			$ (0.04)	$ (0.12)
Basic	$ (0.03)	$ 0.00	(0.04)	(0.12)
Diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.12)
Weighted Average Common Shares Outstanding: Basic and fully diluted			9,826,151	8,343,235
Basic	10,261,269	9,108,423	9,826,151	8,343,235
Diluted	10,261,269	9,108,423